Stock-Based Compensation - Summary of restricted stock unit activity (Details) - $ / shares		3 Months Ended		12 Months Ended
	Dec. 04, 2020	Mar. 31, 2021	Mar. 31, 2020	Dec. 31, 2020
Number of Units
Vested (in shares)	(30,000.00)
Restricted stock units
Number of Units
Non-vested at beginning of year (in shares)		2,870,000	2,509,000	2,509,000
Granted (in shares)	30,000.00	4,804,000	0	517,234
Canceled/forfeited (in shares)		(158,000)	(1,339,000)	(131,724)
Vested (in shares)		(581,000)	(583,000)	(179,085)
Non-vested at end of year (in shares)		6,935,000	587,000	2,870,000
Weighted Average Grant Date Fair Value
Non-vested at beginning of year (in dollars per share)		$ 8.12	$ 10.96	$ 10.96
Granted (in dollars per share)				8.11
Canceled/forfeited (in dollars per share)				11.32
Vested (in dollars per share)				11.05
Non-vested at end of year (in dollars per share)				$ 8.12